46. Risk management (Details 7) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Customers Funding Total [Member]
Customers Funding
Demand deposits	R$ 35,550	R$ 29,524	R$ 18,854
Savings accounts	62,210	49,040	46,068
Time deposits	279,778	190,344	190,971
Interbank deposit	5,145	4,299	4,118
Funds from acceptances and issuance of securities	70,628	85,963	70,110
Borrowings and Onlendings	67,760	54,880	45,936
Subordinated Debts / Debt Instruments Eligible to Compose Capital	13,120	10,175	19,666
Total	R$ 534,191	R$ 424,225	R$ 395,723
Customers Funding Percent [Member]
Customers Funding
Demand deposits	100.00%	0.00%	100.00%
Savings accounts	100.00%	33.00%	100.00%
Time deposits	28.00%	28.00%	26.00%
Interbank deposit	16.00%	20.00%	21.00%
Funds from acceptances and issuance of securities	11.00%	5.00%	5.00%
Borrowings and Onlendings	5.00%	9.00%	11.00%
Subordinated Debts / Debt Instruments Eligible to Compose Capital	0.00%	0.00%	50.00%
Total	100.00%	34.00%	34.00%
Customers Funding 0 Days 30 [Member]
Customers Funding
Demand deposits	R$ 35,550	R$ 29,524	R$ 18,854
Savings accounts	62,210	49,040	46,068
Time deposits	77,298	53,321	49,771
Interbank deposit	818	871	863
Funds from acceptances and issuance of securities	7,544	3,921	3,681
Borrowings and Onlendings	3,189	5,077	5,181
Subordinated Debts / Debt Instruments Eligible to Compose Capital			9,857
Total	R$ 186,609	R$ 141,754	R$ 134,275